Subsequent Events (Details) $ / shares in Units, $ in Millions		1 Months Ended				8 Months Ended
	Apr. 10, 2018 shares	Mar. 19, 2018 Employees $ / shares shares	Jan. 18, 2018 USD ($) shares	Jan. 10, 2018 USD ($) $ / shares shares	Jan. 08, 2018 USD ($)	Aug. 18, 2017 shares	Aug. 18, 2018 USD ($)
Subsequent Events (Textual)
Ordinary shares issued to selling shareholders						417,166
Subsequent Event [Member]
Subsequent Events (Textual)
Ordinary shares to selling shareholders value | $							$ 3.0
Subsequent Event [Member] | Zhengqi International Holding Limited [Member]
Subsequent Events (Textual)
Repurchase of agreement ordinary shares				966,136
Stock aggregate purchase price | $				$ 10.0
Aggregate purchase price per share | $ / shares				$ 10.40
Forfeited ordinary shares				1,278,776
Stock repurchase agreement description				The Stock Repurchase Agreement provides that those shares will be treated in the following manner: 51,151 shares (4% of the total) became additional shares placed in an indemnity escrow account; and 1,227,625 shares were distributed to the former Borqs International shareholders based on their respective proportionate interests in the merger consideration.
Subsequent Event [Member] | Shenzhen Crave Communication Co., Ltd [Member]
Subsequent Events (Textual)
Agreed to acquire equity percentage			13.80%
Ordinary shares issued to selling shareholders			473,717
Ordinary shares to selling shareholders value | $			$ 10.0
Subsequent Event [Member] | Colmei Technology International Ltd [Member]
Subsequent Events (Textual)
Agreed to acquire equity percentage			13.80%
Ordinary shares issued to selling shareholders			473,717
Ordinary shares to selling shareholders value | $			$ 10.0
Subsequent Event [Member] | Borqs Software Solutions Private Ltd [Member]
Subsequent Events (Textual)
Repurchase of agreement ordinary shares		29,170
Aggregate purchase price per share | $ / shares		$ 9.40
Number of employees participated | Employees		222
Subsequent Event [Member] | Borqs Software Solutions Private Ltd [Member] | Minimum [Member] | 2017 Equity Incentive Plan [Member]
Subsequent Events (Textual)
Purchase of restricted ordinary shares	100
Subsequent Event [Member] | Borqs Software Solutions Private Ltd [Member] | Maximum [Member] | 2017 Equity Incentive Plan [Member]
Subsequent Events (Textual)
Purchase of restricted ordinary shares	200
Subsequent Event [Member] | Shanghai KADI Machinery Technology Co., Ltd. [Member]
Subsequent Events (Textual)
Ordinary shares to selling shareholders value | $					$ 3.3
Agreement to acquire equity interest					60.00%
Aggregate of cash to paid | $					$ 11.7